UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05071

SATURNA INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number- (360) 734-9900

Date of fiscal year end: November 30, 2013
Date of reporting period: August 30, 2013

Item 1. Schedule of Investments

The unaudited schedule of investments as of the close of the reporting period are as follows:

Saturna Investment Trust, Sextant Short Term Bond Fund

Certificate of Deposit	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
Financials
Consumer Finance
American Express Bank Med. Term CD	4.75% due 12/24/2013	$220,000	$222,810	2.7%
		220,000	222,810	2.7%

Corporate Bonds	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
Communications
Telecom Carriers
America Movil Sab De CV	2.375% due 09/08/2016	250,000	253,408	3.1%
Verizon New England	4.75% due 10/01/2013	129,000	129,409	1.6%
		379,000	382,817	4.7%

Consumer Discretionary
Apparel, Footwear, Accessory Design
Cintas Corp No. 2	6.125% due 12/01/2017	270,000	308,216	3.8%

Automobile OEM
American Honda	1.50% due 09/11/2017	250,000	244,842	3.0%
Toyota Motor Credit	1.25% due 10/05/2017	226,000	220,799	2.8%
		476,000	465,641	5.8%
		746,000	773,857	9.6%

Consumer Staples
Beverages
Coca Cola Hellenic	5.125% due 09/17/2013	100,000	100,145	1.2%
Coca Cola Hellenic	5.50% due 09/17/2015	175,000	189,247	2.4%
		275,000	289,392	3.6%

Food Manufacturing
Sara Lee	2.75% due 09/15/2015	245,000	251,523	3.1%

Household Products Manufacturing
Clorox	5.00% due 01/15/2015	200,000	211,141	2.6%
		720,000	752,056	9.3%

Energy
Exploration & Production
Enbridge (Pipeline)	5.60% due 04/01/2017	200,000	221,581	2.7%
Encana	4.75% due 10/15/2013	100,000	100,460	1.2%
Petrobras International Finance	6.125% due 10/06/2016	250,000	271,345	3.4%
		550,000	593,386	7.3%

Midstream - Oil & Gas
Kinder Morgan Energy Partners	5.00% due 12/15/2013	100,000	101,197	1.3%

Power Generation
Georgia Power	5.70% due 06/01/2017	250,000	283,856	3.5%

Refining & Marketing
Ultramar Diamond Shamrock	7.20% due 10/15/2017	189,000	216,505	2.7%
		1,089,000	1,194,944	14.8%

Financials
Banks
BNP Paribas	2.375% due 09/14/2017	250,000	250,740	3.1%
Murray Street Trust 1	4.647% due 03/09/2017	300,000	318,328	3.9%
PNC Funding	5.40% due 06/10/2014	200,000	207,381	2.6%
		750,000	776,449	9.6%

Commercial Finance
General Electric Capital	5.625% due 09/15/2017	250,000	282,855	3.5%

Investment Management
BlackRock	3.50% due 12/10/2014	250,000	259,167	3.2%

Payment & Data Processors
Broadridge Financial Solutions	6.125% due 06/01/2017	275,000	299,296	3.7%

Retail REITS
Simon Property Group	5.10% due 06/15/2015	220,000	236,486	2.9%
		1,745,000	1,854,253	22.9%

Industrials
Electrical Components
ABB Finance	1.625% due 05/08/2017	250,000	248,206	3.1%

Rail Freight Transportation
Burlington Northern Santa Fe	5.65% due 05/01/2017	200,000	225,774	2.8%
		450,000	473,980	5.9%

Materials
Base Metals
Rio Tinto Finance	8.95% due 05/01/2014	150,000	158,119	1.9%

Basic & Diversified Chemicals
Air Products & Chemicals	1.20% due 10/15/2017	250,000	241,878	3.0%

Chemicals Distribution
Sherwin Williams	1.35% due 12/15/2017	250,000	242,590	3.0%
		650,000	642,587	7.9%

Technology
Infrastructure Software
Oracle	5.75% due 04/15/2018	250,000	289,570	3.6%
		250,000	289,570	3.6%

Utilities
Oil & Gas Services
LaClede Gas	2.00% due 08/15/2018	300,000	296,403	3.7%
		300,000	296,403	3.7%

Total Corporate Bonds		6,329,000	6,660,467	82.4%

Municipal Government Bonds	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
General Obligation
Commerce Charter Township MI	5.50% due 12/01/2013	125,000	126,209	1.6%
Manhattan KS	3.276% due 12/01/2013	180,000	180,889	2.2%
Southwestern MI Comm. College	4.875% due 05/01/2015	125,000	131,408	1.6%
		430,000	438,506	5.4%

Revenue
Kansas City Special Facility Revenue	4.25% due 09/01/2016	110,000	117,677	1.5%
		110,000	117,677	1.5%

Total Municipal Bonds		540,000	556,183	6.9%

Total investments	(Cost = $7,488,106)	$7,089,000	7,439,460	92.0%
Other assets (net of liabilities)			646,302	8.0%
Total net assets			$8,085,762	100.0%

Saturna Investment Trust, Sextant Bond Income Fund

Corporate Bonds	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
Consumer Discretionary
Auto Retail Stores
AutoZone	5.50% due 11/15/2015	$95,000	$103,877	1.5%
		95,000	103,877	1.5%

Consumer Staples
Pharmacies & Drug Stores
CVS Caremark	6.25% due 06/01/2027	200,000	237,850	3.4%
		200,000	237,850	3.4%

Energy
Exploration & Production
Canadian Natural Resources	6.45% due 06/30/2033	225,000	251,894	3.6%

Integrated Oils
ConocoPhillips	6.00% due 01/15/2020	150,000	177,314	2.5%
StatoilHydro	2.90% due 10/15/2014	200,000	205,191	2.9%
		350,000	382,505	5.4%

Oil & Gas Services
Baker Hughes	6.875% due 01/15/2029	100,000	128,265	1.8%
		675,000	762,664	10.8%

Financials
Banks
Bank of Nova Scotia Yankee	3.00% due 11/16/2026	250,000	246,654	3.5%

Institutional Brokerage
Morgan Stanley Dean Witter	6.75% due 10/15/2013	50,000	50,322	0.7%
Paine Webber Group	7.625% due 02/15/2014	50,000	51,371	0.7%
UBS AG Stamford CT	7.75% due 09/01/2026	200,000	244,121	3.5%
		300,000	345,814	4.9%

Property & Casualty
Progressive	7.00% due 10/01/2013	75,000	75,352	1.1%
St. Pauls Travelers Insurance	5.50% due 12/01/2015	125,000	137,793	1.9%
		200,000	213,145	3.0%
		750,000	805,613	11.4%

Health Care
Generic Pharmaceuticals
Teva Pharmaceutical	3.65% due 11/10/2021	250,000	246,697	3.5%

Large Pharmaceuticals
Merck & Co. (Schering)	6.50% due 12/01/2033	215,000	273,552	3.9%
Pharmacia	6.50% due 12/01/2018	100,000	119,916	1.7%
		315,000	393,468	5.6%
		565,000	640,165	9.1%

Industrials
Agricultural Machinery
Deere & Co.	8.10% due 05/15/2030	95,000	133,374	1.9%

Commercial Aircraft
Boeing	6.125% due 02/15/2033	215,000	258,230	3.7%
		310,000	391,604	5.6%

Materials
Basic & Diversified Chemicals
Air Products & Chemicals	8.75% due 04/15/2021	50,000	65,567	0.9%

Raw Material Suppliers
BHP Finance USA	5.25% due 12/15/2015	125,000	137,011	1.9%
		175,000	202,578	2.8%

Utilities
Integrated Utilities
Entergy Louisiana	5.40% due 11/01/2024	200,000	224,048	3.2%
Florida Power & Light	5.95% due 10/01/2033	100,000	120,443	1.7%
		300,000	344,491	4.9%

Total Corporate Bonds		3,070,000	3,488,842	49.5%

Foreign Government Bonds	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
Canadian Government
Quebec Canada Yankee	7.125% due 02/09/2024	175,000	222,122	3.2%
		175,000	222,122	3.2%

Municipal Bonds	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
General Obligation
Blaine Co. ID SCD #61 Hailey	5.25% due 08/01/2020	250,000	276,698	3.9%
City of Burlington Taxable GO 2009 Series B	5.75% due 11/01/2028	160,000	142,557	2.0%
Dell Rapids SCD 49-3	6.257% due 01/15/2030	200,000	209,676	3.0%
Dupage Co. IL SCD #502	5.50% due 01/01/2026	150,000	164,372	2.3%
Idaho Hsg. & Fin. GARVEE BAB A-2	5.379% due 07/15/2020	180,000	197,064	2.8%
Milan Co. MI Area Schools	6.45% due 05/01/2024	150,000	166,754	2.4%
San Marcos Texas ULTD GO BAB	6.028% due 08/15/2030	200,000	211,972	3.0%
Springville UT GO BAB	5.30% due 05/01/2031	240,000	244,730	3.5%
		1,530,000	1,613,823	22.9%

Revenue
American Municipal Power Ohio Rev.	7.20% due 02/15/2029	250,000	284,853	4.0%
Johnson Co. KS Bldg. Ls./Pr. Rev. BAB	4.60% due 09/01/2026	250,000	252,580	3.6%
Oklahoma City Fin. Auth. Ed. Lease Rev.	6.60% due 09/01/2022	160,000	181,794	2.6%
		660,000	719,227	10.2%

Total Municipal Bonds		2,190,000	2,333,050	33.1%

US Government Bonds	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
Treasury Notes
United States Treasury Note	1.00% due 11/30/2019	400,000	376,156	5.3%
		400,000	376,156	5.3%

Total investments	(Cost = $6,263,576)	$5,835,000	6,420,170	91.1%
Other assets (net of liabilities)			623,921	8.9%
Total net assets			$7,044,091	100.0%

Saturna Investment Trust, Sextant Core Fund

Common Stock	Number of Shares	Market Value	Country	Percentage of Assets
Communications
Telecom Carriers
AT&T	3,000	$101,490		1.4%
Vodafone Group ADS	2,500	80,875	United Kingdom	1.1%
		182,365		2.5%

Consumer Discretionary
Apparel, Footwear, Accessory Design
Nike	1,800	113,076		1.5%

Home Improvement
Stanley Black & Decker	446	38,026		0.5%

Home Products Stores
Lowe's	1,400	64,148		0.9%

Passenger Transportation
LATAM Airlines ADS	3,500	44,030	Chile	0.6%
		259,280		3.5%

Consumer Staples
Beverages
Companhia de Bebidas ADS	2,000	69,560	Brazil	0.9%
PepsiCo	1,000	79,730		1.1%
		149,290		2.0%

Food Manufacturing
General Mills	2,000	98,640		1.3%

Household Products Manufacturing
Kimberly-Clark	925	86,469		1.2%
Procter & Gamble	900	70,101		1.0%
Unilever ADS	1,850	70,633	United Kingdom	1.0%
		227,203		3.2%
		475,133		6.5%

Energy
Exploration & Production
Devon Energy	1,800	102,762		1.4%

Integrated Oils
Cenovus	1,000	28,740	Canada	0.4%
ConocoPhillips	2,000	132,600		1.8%
Statoil ADS	2,503	54,941	Norway	0.8%
Total SAADS	1,100	60,841	France	0.8%
		277,122		3.8%

Midstream - Oil & Gas
Williams Companies	3,500	126,840		1.7%
		506,724		6.9%

Financials
Banks
PNC Bank	1,250	90,338		1.2%
Toronto-Dominion Bank	1,000	85,520	Canada	1.2%
		175,858		2.4%
				.
Property & Casualty
Chubb	1,500	124,755		1.7%
		300,613		4.1%

Health Care
Health Care Supply Chain
Express Scripts[2]	2,000	127,760		1.7%

Large Pharmaceuticals
Abbott Laboratories	2,000	66,660		0.9%
AbbVie	1,000	42,610		0.6%
Johnson & Johnson	900	77,769		1.1%
Novartis ADS	1,500	109,470	Switzerland	1.5%
Novo Nordisk ADS	400	66,776	Denmark	0.9%
Sanofi ADS	1,537	73,438	France	1.0%
		436,723		6.0%
		564,483		7.7%

Industrials
Flow Control Equipment
Parker Hannifin	500	49,975		0.7%

Industrial Automation Controls
Honeywell International	1,250	99,463		1.4%

Rail Freight Transportation
Canadian National Railway	800	74,984	Canada	1.0%
Norfolk Southern	1,000	72,160		1.0%
		147,144		2.0%
		296,582		4.1%

Materials
Basic & Diversified Chemicals
Praxair	700	82,180		1.1%

Containers & Packaging Manufacturing
3M	1,200	136,296		1.9%

Raw Material Suppliers
BHP Billiton ADS	650	41,132	Australia	0.6%

Specialty Chemicals
BASF ADR	400	34,960	Germany	0.5%
RPM International	2,000	67,960		0.9%
		102,920		1.4%

Steel Producers
Nucor	800	36,392		0.5%
		398,920		5.5%

Technology
Communications Equipment
Apple	200	97,443		1.3%

Semiconductor Capital Equipment
Taiwan Semiconductor ADS	4,534	75,083	Taiwan	1.0%

Semiconductor Devices
Qualcomm	1,500	99,420		1.4%
		271,946		3.7%

Utilities
Integrated Utilities
Idacorp	1,750	83,772		1.1%
NextEra Energy	1,250	100,450		1.4%
		184,222		2.5%

Power Generation
NRG Energy	3,000	78,750		1.1%

Utility Networks
Sempra Energy	1,000	84,420		1.2%
		347,392		4.8%

Total Common Stocks		$3,603,438		49.3%

Corporate Bond	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
Communications
Telecom Carriers
Bellsouth Capital Funding	7.875% due 02/15/2030	$150,000	$182,607	2.5%
		150,000	182,607	2.5%

Consumer Discretionary
Commercial & Residential Building Equipment & Systems
ADT Corp	4.125% due 06/15/2023	150,000	130,024	1.8%

Home Products Stores
Home Depot	5.40% due 03/01/2016	100,000	110,720	1.5%

Office Supplies
Pitney Bowes	4.875% due 08/15/2014	100,000	102,927	1.4%
		350,000	343,671	4.7%

Consumer Staples
Beverages
Coca Cola Hellenic	5.50% due 09/17/2015	100,000	108,141	1.5%
		100,000	108,141	1.5%

Energy
Utility Networks
Boardwalk Pipelines	5.50% due 02/01/2017	100,000	109,327	1.5%
		100,000	109,327	1.5%

Financials
Banks
Branch Banking & Trust	5.625% due 09/15/2016	100,000	111,672	1.5%
Wilmington Trust Corp	8.5% due 04/02/2018	100,000	119,900	1.6%
		200,000	231,572	3.1%

Commercial Finance
General Electric Capital	5.35% due 04/15/2022	101,000	108,567	1.5%

Consumer Finance
Western Union	5.93% due 10/01/2016	30,000	33,366	0.5%

Institutional Brokerage
Morgan Stanley	7.00% due 10/01/2013	100,000	100,471	1.4%

Insurance Services & Other
Partnerre Finance B LLC	5.50% due 06/01/2020	100,000	108,783	1.5%

Investment Management
Blackstone Holdings	5.875% due 03/15/2021	100,000	111,060	1.5%

Life Insurance
Genworth Financial	5.75% due 06/15/2014	100,000	103,379	1.4%

Security & Commodity Exchanges
NASDAQ OMX Group	5.55% due 01/15/2020	50,000	52,593	0.7%
		781,000	849,791	11.6%

Industrials
Agricultural Machinery
John Deere Capital Corp	2.25% due 06/07/2016	100,000	103,232	1.4%

Commercial & Residential Building Equipment & Systems
Tyco International	8.50% due 01/15/2019	100,000	123,374	1.7%

Construction & Mining Machinery
Joy Global	6.00% due 11/15/2016	100,000	111,964	1.5%

Industrial Automation Controls
Emerson Electric	5.375% due 10/15/2017	100,000	114,199	1.6%
		400,000	452,769	6.2%

Materials
Chemicals Distribution
Air Products & Chemicals	4.375% due 08/21/2019	100,000	108,148	1.5%

Specialty Chemicals
E.I. du Pont de Nemours	5.25% due 12/15/2016	100,000	112,439	1.5%
		200,000	220,587	3.0%

Technology
Computer Hardware
Hewlett-Packard	2.35% due 03/15/2015	100,000	101,471	1.4%

Infrastructure Software
Oracle	5.25% due 01/15/2016	100,000	110,024	1.5%

IT Services
Computer Sciences	6.50% due 03/15/2018	100,000	112,873	1.5%
		300,000	324,368	4.4%

Total corporate bonds		2,381,000	2,591,261	35.4%

Municipal Bonds	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
General Obligation
Lake Washington SD #414, WA BAB	4.906% due 12/01/2027	100,000	106,110	1.4%
Skagit SD#1	4.613% due 12/01/2022	100,000	108,230	1.5%
		$200,000	$214,340	2.9%

Total investments	(Cost = $5,515,407)		6,409,039	87.6%
Other assets (net of liabilities)			910,554	12.4%
Total net assets			$7,319,593	100.0%

[1]Country of domicile unless otherwise indicated; equities are issued from US domiciled companies where no country is listed
[2]Non-income producing security

ADS: American Depositary Share
ADR: American Depositary Receipt

Saturna Investment Trust, Sextant Global High Income Fund

Common Stocks	Number of Shares		Market Value	Country[1]	Percentage of Assets
Communications
Telecom Carriers
Orange ADS	5,900		$59,944	France	1.1%
Portugal Telecom ADS	17,000		63,070	Portugal	1.1%
SK Telecom ADS	6,200		135,966	South Korea	2.5%
Telenor	4,500		93,235	Norway	1.7%
Vodafone Group ADS	4,200		135,870	United Kingdom	2.5%
			488,085		8.9%

Consumer Discretionary
Automobile OEM
Daimler	2,000		136,919	Germany	2.5%

Lodging
Whistler Blackcomb	12,000		153,803	Canada	2.8%
			290,722		5.3%

Consumer Staples
Household Products Manufacturing
Unilever	2,700		101,601	Netherlands	1.8%
			101,601		1.8%

Energy
Exploration & Production
EnCana	5,500		94,050	Canada	1.7%

Integrated Oils
Royal Dutch Shell ADS	1,600		103,344	United Kingdom	1.9%
Total ADS	2,000		110,620	France	2.0%
			213,964		3.9%
			308,014		5.6%

Financials
Banks
Itau Unibanco ADS	6,600		80,322	Brazil	1.5%
Malayan Banking	32,000		97,288	Malaysia	1.8%
NY Community Bancorp	6,000		87,900	United States	1.6%
			265,510		4.9%

Insurance Services & Other
AFP Provida ADS	500		45,790	Chile	0.8%

Investment Management
City of London Investment Group	7,500		26,325	United Kingdom	0.5%

Other Financial Services
Groupe Bruxelles Lambert SA	1,500		119,304	Belgium	2.2%
			456,929		8.4%

Health Care
Large Pharmaceuticals
GlaxoSmithKline ADS	2,500		127,225	United Kingdom	2.3%
Novartis ADS	1,700		124,066	Switzerland	2.3%
			251,291		4.6%

Industrials
Infrastructure Construction
Hopewell Highway Infrastructure	225,000		107,245	China	2.0%
			107,245		2.0%

Materials
Precious Metal Mining
Gold Fields ADS	8,000		41,200	South Africa	0.8%
Sibanye Gold ADS	2,000		8,260	South Africa	0.1%
			49,460		0.9%

Specialty Chemicals
BASF	1,200		104,880	Germany	1.9%
			154,340		2.8%

Technology
Semiconductor Devices
Microchip Technology	3000		116,430	United States	2.1%
			116,430		2.1%

Utilities
Electric & Gas Marketing & Trading
E.ON ADR	5,200		82,455	Germany	1.5%

Power Generation
GDF Suez ADR	2,600		56,550	France	1.0%
			139,005		2.5%

Total Common Stocks			2,413,662		44.0%

Preferred Stock	Number of Shares		Market Value	Country[1]	Percentage of Assets
Financials
Banks
Santdander 10.5% Pfd Series 10	4,000		107,360	Spain	2.0%

Institutional Brokerage
JPM Chase Capital Pfd C 6.70%	5,000		130,000	United States	2.4%
Morgan Stanley Cap Tr Cum Pfd 6.60%	4,500		111,240	United States	2.0%
			241,240		4.4%

Life Insurance
ING Groep 8.50% Pfd	5,000		127,600	Netherlands	2.3%
			$476,200		8.7%

Corporate Bonds	Coupon / Maturity	Face Amount	Market Value	Country[1]	Percentage of Assets
Consumer Discretionary
Apparel, Footwear, Accessory Design
Hanesbrands	6.375% due 12/15/2020	$150,000	$162,000	United States	2.9%

Consumer Electronics & Appliance Stores
Best Buy	3.75% due 03/15/2016	62,000	63,395	United States	1.2%

Other Spec Retail - Discretionary
Toys R Us Property Co. II	8.50% due 12/01/2017	40,000	42,100	United States	0.8%

Specialty Apparel Stores
GAP	5.95% due 04/12/2021	100,000	110,947	United States	2.0%
		352,000	378,442		6.9%

Consumer Staples
Beverages
San Miguel	4.875% due 04/26/2023	200,000	159,000	Phillipines	2.9%

Food Manufacturing
Refresco Group	7.375% due 05/15/2018	125,000	175,532	Netherlands	3.2%

Household Products Manufacturing
Elizabeth Arden	7.375% due 03/15/2021	47,000	50,173	Netherlands	0.9%
		372,000	384,705		7.0%

Energy
Midstream - Oil & Gas
Chesapeake Midstream Partners	6.125% due 07/15/2020	125,000	128,437	United States	2.3%

Oil & Gas Services
Petrobras International Finance	6.875% due 01/20/2040	50,000	47,217	Brazil	0.9%
Petrobras International Finance	6.75% due 07/27/2041	80,000	74,321	Brazil	1.3%
		130,000	121,538		2.2%
		255,000	249,975		4.5%

Materials
Basic & Diversified Chemicals
Huntsman International	8.625% due 03/15/2020	145,000	160,225	United States	2.9%

Precious Metal Mining
AngloGold Ashanti Holdings	5.375% due 04/15/2020	100,000	88,408	South Africa	1.6%
		245,000	248,633		4.5%

Technology
Computer Hardware
Hewlett Packard	4.65% due 12/09/2021	100,000	97,985	United States	1.8%

Semiconductor Capital Equipment
Amkor Technology	7.375% due 05/01/2018	150,000	157,875	United States	2.9%
		250,000	255,860		4.7%

Utilities
Utility Networks
Iberdrola International Perpetual	5.75% due 02/27/2049	100,000	131,840	Spain	2.4%
		100,000	131,840		2.4%

Total Corporate Bonds		$1,574,000	$1,649,455		30.0%

Government Bonds	Coupon / Maturity	Face Amount[2]	Market Value	Country[1]	Percentage of Assets
Foreign Government Bonds
Colombia Republic	8.375% due 02/15/2027	125,000	$142,500	Colombia	2.6%
Mexico Bonos Desarrollo	6.50% due 06/10/2021	MXN 2,000,000	153,053	Mexico	2.8%
Republic of South Africa	8.25% due 09/15/2017	ZAR 900,000	90,256	South Africa	1.6%
			385,809		7.0%

Total investments	(Cost = $4,933,141)		4,925,126		89.7%
Other assets (net of liabilities)			566,958		10.3%
Total net assets			$5,492,084		100.0%
[1]Country of domicile unless otherwise indicated
[2]All values are in USD unless otherwise indicated

ADS: American Depositary Share
ADR: American Depositary Receipt

Saturna Investment Trust, Sextant Growth Fund

Common Stocks	Number of Shares	Market Value	Percentage of Assets
Communications
Internet Based Services
Expedia	3,300	$154,308	0.5%

Telecom Carriers
AT&T	10,000	338,300	1.1%
		492,608	1.6%

Consumer Discretionary
Automobile OEM
Ford Motor	35,000	566,650	1.9%

E-Commerce Discretionary
Amazon.com[1]	6,000	1,685,880	5.5%
eBay[1]	16,024	801,040	2.6%
		2,486,920	8.1%

Home Improvement
Stanley Black & Decker	3,600	306,936	1.0%

Home Products Stores
Bed Bath & Beyond[1]	9,000	663,660	2.2%
Lowe's	15,000	687,300	2.2%
		1,350,960	4.4%

Passenger Transportation
Alaska Air	10,302	583,299	1.9%
Delta Air Lines	40,000	789,200	2.6%
		1,372,499	4.5%
		6,083,965	19.9%

Consumer Staples
Beverages
Coca-Cola Co	12,218	466,483	1.5%
PepsiCo	8,000	637,840	2.1%
		1,104,323	3.6%

Mass Merchants
Costco Wholesale	3,000	335,610	1.1%
		1,439,933	4.7%

Energy
Exploration & Production
Whiting Petroleum[1]	10,331	521,405	1.7%
		521,405	1.7%

Financials
Investment Management
Invesco	10,000	303,600	1.0%

Property & Casualty
Chubb	7,000	582,190	1.9%
		885,790	2.9%

Health Care
Biotech
Amgen	2,640	287,602	1.0%

Health Care Facilities
AmSurg[1]	15,000	559,350	1.8%

Health Care Supply Chain
Express Scripts Holding[1]	2,500	159,700	0.5%

Large Pharmaceuticals
Abbott Laboratories	12,769	425,591	1.4%
AbbVie	2,000	85,220	0.3%
Johnson & Johnson	10,000	864,100	2.8%
		1,374,911	4.5%

Pharmacies & Drug Stores
CVS Caremark	10,000	580,500	1.9%

Specialty Pharmaceuticals
Salix Pharmaceuticals[1]	8,292	555,066	1.8%
		3,517,129	11.5%

Industrials
Commercial Aircraft
Boeing	5,000	519,600	1.7%

Engine & Transmission Manufacturing
Power Solutions International[1]	6,708	353,109	1.2%

Fabrication Metal & Hardware Manufacturing
Valmont Industries	4,851	654,691	2.1%

Industrial Automation Controls
Honeywell International	10,000	795,700	2.6%

Industrial Machinery Manufacturing
Middleby[1]	2,000	371,880	1.2%

Measurement Instruments
Agilent Technologies	11,800	550,352	1.8%
Trimble Navigation[1]	28,000	707,000	2.3%
		1,257,352	4.1%

Metalworking Machinery Manufacturing
Lincoln Electric Holdings	12,000	750,360	2.4%

Post & Courier Services
United Parcel Service	6,000	513,480	1.7%

Rail Freight Transportation
Norfolk Southern	7,000	505,120	1.7%
Union Pacific	4,000	614,160	2.0%
		1,119,280	3.7%
		6,335,452	20.7%

Technology
Application Software
Adobe Systems[1]	11,000	503,250	1.6%
Intuit	12,000	762,360	2.5%
		1,265,610	4.1%

Communications Equipment
Apple	3,600	1,753,978	5.7%
Cisco Systems	23,170	540,093	1.8%
F5 Networks[1]	7,268	606,006	2.0%
		2,900,077	9.5%

Computer Storage
EMC	23,337	601,628	2.0%
Western Digital	8,000	496,000	1.6%
		1,097,628	3.6%

Infrastructure Software
Oracle	19,000	605,340	2.0%

Semiconductor Devices
Microchip Technology	7,555	293,209	1.0%
Qualcomm	9,561	633,703	2.1%
		926,912	3.1%
		6,795,567	22.3%

Utilities
Integrated Utilities
Duke Energy	3,333	218,645	0.7%

Utility Networks
Piedmont Natural Gas	8,000	258,080	0.8%
Sempra Energy	6,000	506,520	1.7%
Spectra Energy	7,500	248,325	0.8%
		1,012,925	3.3%
		1,231,570	4.0%

Total investments	(cost = $16,460,068)	27,303,419	89.3%
Other assets (net of liabilities)		3,264,772	10.7%
Total net assets		$30,568,191	100.0%

[1]Non-income producing

Saturna Investment Trust, Sextant International Fund

Common Stocks	Number of Shares	Market Value	Country[1]	Percentage of Assets
Communications
Local Media
Pearson ADS	90,000	$1,767,600	United Kingdom	1.2%

Telecom Carriers
BCE	60,000	2,457,600	Canada	1.6%
Chorus ADR	35,000	389,900	New Zealand	0.3%
Millicom International Cellular	10,000	809,156	Colombia	0.5%
PT Indosat	1,150,000	433,248	Indonesia	0.3%
SK Telecom ADS	30,000	657,900	South Korea	0.4%
Telecom New Zealand ADS	50,000	433,500	New Zealand	0.3%
Telefonica ADS	214,736	2,911,820	Spain	1.9%
Telefonica Brasil ADS	50,000	986,500	Brazil	0.6%
Telenor	100,000	2,071,898	Malaysia	1.4%
Telus	90,000	2,769,300	Canada	1.8%
Turkcell Iletisim Hizmetleri ADS[2]	90,000	1,184,400	Turkey	0.8%
Vodafone ADS	125,000	4,043,750	United Kingdom	2.7%
		19,148,972		12.6%
		20,916,572		13.8%

Consumer Discretionary
Automobile OEM
Nissan Motor ADS	120,000	2,379,600	Japan	1.6%
Tata Motors ADS	50,000	1,116,000	India	0.7%
Toyota Motor ADS	42,000	5,073,180	Japan	3.4%
		8,568,780		5.7%

E-Commerce Discretionary
MercadoLibre	10,000	1,186,900	Brazil[3]	0.8%

Lodging
Orient-Express Hotel[2]	310,000	3,751,000	United States	2.5%

Passenger Transportation
Copa Holdings	50,000	6,539,000	Panama	4.3%
LATAM Airlines ADS	140,000	1,761,200	Chile	1.2%
Ryanair Holdings ADS[2]	20,000	949,200	Ireland	0.6%
		9,249,400		6.1%
		22,756,080		15.1%

Consumer Staples
Beverages
Coca-Cola Femsa ADS	27,557	3,307,391	Mexico	2.2%
Fomento Economico Mexico ADS	30,000	2,831,400	Mexico	1.9%
		6,138,791		4.1%

Food Retailers
Carrefour ADS	170,000	1,054,850	France	0.7%

Household Products Manufacturing
Unilever ADS	75,000	2,863,500	United Kingdom	1.9%
		10,057,141		6.7%

Energy
Exploration & Production
EnCana	150,000	2,565,000	Canada	1.7%

Integrated Oils
BG Group ADR	70,000	1,331,050	United Kingdom	0.9%
BP ADS	50,000	2,065,000	United Kingdom	1.4%
Cenovus Energy	60,000	1,724,400	Canada	1.1%
Eni ADS	50,000	2,274,000	Italy	1.5%
Petroleo Brasileiro ADS	70,000	946,400	Brazil	0.6%
Statoil ADS	60,000	1,317,000	Norway	0.9%
Total ADS	45,000	2,488,950	France	1.6%
		12,146,800		8.0%
		14,711,800		9.7%

Financials
Banks
Australia & New Zealand Banking ADR	80,000	2,092,800	Australia	1.4%
Banco Santander ADS	100,000	711,000	Spain	0.5%
Banco Santander Brazil ADS	200,000	1,154,000	Brazil	0.8%
Mitsubishi UFJ Financial ADS	500,000	2,915,000	Japan	1.9%
Standard Chartered	20,000	446,131	United Kingdom	0.3%
Toronto-Dominion Bank	40,000	3,420,800	Canada	2.2%
		10,739,731		7.1%

Health Care
Generic Pharmaceuticals
Teva Pharmaceutical ADS	50,000	1,911,000	Israel	1.3%

Health Care Supply Chain
Sinopharm Group	250,000	624,770	China	0.4%

Large Pharmaceuticals
GlaxoSmithKline ADS	44,000	2,239,160	United Kingdom	1.5%
Novartis ADS	60,000	4,378,800	Switzerland	2.9%
Novo Nordisk ADS	25,000	4,173,500	Denmark	2.7%
Sanofi ADS	40,000	1,911,200	France	1.3%
		12,702,660		8.4%

Specialty Pharmaceuticals
Shire ADS	32,000	3,527,040	Ireland	2.3%
		18,765,470		12.4%

Industrials
Construction & Mining Machinery
Metso ADS	12,100	464,640	Finland	0.3%
		464,640		0.3%

Materials
Agricultural Chemicals
Potash Corporation of Saskatchewan	80,000	2,371,200	Canada	1.6%
Quimica y Minera ADS	40,000	1,036,400	Chile	0.7%
		3,407,600		2.3%

Base Metals
Anglo American ADR	150,000	1,707,900	South Africa	1.1%
Teck Resources	100,000	2,524,000	Canada	1.7%
		4,231,900		2.8%

Basic & Diversified Chemicals
Methanex	20,000	929,800	Canada	0.6%

Forestry & Logging
Fibria Celulose ADR[2]	150,000	1,710,000	Brazil	1.1%

Precious Metal Mining
Barrick Gold	120,000	2,298,000	Canada	1.5%
Newcrest Mining ADR	89,301	1,044,822	Australia	0.7%
		3,342,822		2.2%

Raw Material Suppliers
BHP Billiton ADS	40,000	2,531,200	Australia	1.7%
Vale ADS	110,000	1,585,100	Brazil	1.0%
		4,116,300		2.7%

Specialty Chemicals
BASF ADR	40,000	3,496,000	German	2.3%

Steel Producers
Tenaris ADS	15,000	663,300	Argentina[3]	0.5%
		21,897,722		14.5%

Technology
Application Software
Dassault Systems ADR	30,000	3,834,000	France	2.5%
Nice Systems ADS	80,000	3,040,000	Israel	2.0%
SAP ADS	50,000	3,691,000	Germany	2.5%
		10,565,000		7.0%

Electronics Components
Nidec ADS	26,703	499,880	China[3]	0.3%

IT Services
Wolters Kluwer	180,000	4,240,055	Netherlands	2.8%

Printing & Imaging
Canon ADS	31,000	926,900	Japan	0.6%

Semiconductor Capital Equipment
ASML	57,750	5,027,715	Netherlands	3.3%
		21,259,550		14.0%

Utilities
Utility Networks
CPFL Energia ADS	120,000	1,959,600	Brazil	1.3%
Enersis ADS	65,000	1,027,000	Chile	0.7%
Korea Electric Power ADS[2]	20,000	274,400	South Korea	0.2%
		3,261,000		2.2%

Total investments	(cost = $126,048,065)	144,829,706		95.8%
Other assets (net of liabilities)		6,366,424		4.2%
Total net assets		$151,196,130		100.0%
[1]Country of domicile unless otherwise indicated
[2]Non-income producing
[3]Denotes country of primary exposure

ADS: American Depositary Share
ADR: American Depositary Receipt

Saturna Investment Trust, Idaho Tax Exempt Fund

Tax-Exempt Municipal Bonds	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets
Financial Services
Idaho Bond Bank Authority[1]	4.00% due 09/15/2019	$90,000	$98,118	0.7%
		90,000	98,118	0.7%

General Obligation
Ada & Canyon Cos. ID JSD #2 Meridian	5.00% due 08/15/2020	165,000	179,484	1.2%
Ada & Canyon Cos. ID JSD #2 Meridian	5.00% due 08/15/2021	155,000	168,606	1.1%
Ada & Canyon Cos. ID JSD #3 Kuna	5.00% due 09/15/2019	240,000	261,240	1.7%
Ada & Canyon Cos. ID JSD #3 Kuna	4.00% due 08/15/2022	400,000	432,476	2.8%
Adams & Washington Cos. ID JSD #432	4.00% due 08/15/2019	100,000	104,302	0.7%
Bingham Co. ID SCD #52 Snake HS	4.00% due 09/01/2020	250,000	269,555	1.8%
Bingham Co. ID SCD #52 Snake HS	4.00% due 09/01/2027	200,000	204,264	1.3%
Blaine Co. ID Series A	4.05% due 08/01/2023	150,000	157,455	1.0%
Bonneville & Bingham Cos. ID JSD #93	5.00% due 09/15/2029	250,000	266,443	1.8%
Bonneville & Bingham Cos. ID JSD #93	5.00% due 09/15/2031	200,000	210,228	1.4%
Bonneville Co. ID SCD #91[1]	4.00% due 09/15/2026	50,000	50,456	0.3%
Bonneville Co. ID SCD #91	3.75% due 09/15/2032	285,000	249,666	1.6%
Boundary Co. ID SCD #101	4.00% due 08/15/2021	240,000	251,688	1.7%
Canyon Co. ID SCD #131 Nampa	5.00% due 08/15/2023	105,000	114,217	0.8%
Canyon Co. ID SCD #139 Vallivue	5.00% due 09/15/2024	260,000	291,460	1.9%
Canyon Co. ID SCD #139 Vallivue	4.35% due 09/15/2025	350,000	358,879	2.4%
Fremont & Madison Cos. ID JSD #215	4.00% due 08/15/2019	200,000	216,574	1.4%
Fremont & Madison Cos. ID JSD #215	4.125% due 08/15/2024	130,000	135,931	0.9%
Jefferson & Madison Cos. ID JSD #251 Rigby	4.25% due 09/01/2024	100,000	105,342	0.7%
Jerome, Lincoln & Gooding Cos. JSD #261	3.75% due 09/15/2018	125,000	131,250	0.9%
Jerome, Lincoln & Gooding Cos. JSD #261	5.00% due 09/15/2022	250,000	263,832	1.7%
Kootenai Co. ID SCD #271	4.00% due 09/15/2025	165,000	170,562	1.1%
Kootenai-Shoshone ID Area Libraries	4.25% due 08/01/2021	220,000	225,667	1.5%
Latah Co. ID SCD #281 Moscow	4.00% due 08/15/2027	100,000	103,911	0.7%
Latah Co. ID SCD #281 Moscow	4.00% due 08/15/2028	200,000	205,790	1.4%
Latah, Nez Perce, & Clearwater Cos. ID JSD #283	4.50% due 08/15/2027	190,000	196,547	1.3%
Madison Co. ID SCD #321 Rexburg	4.50% due 08/15/2024	410,000	417,585	2.7%
Madison Co. ID SCD #321 Rexburg	4.50% due 08/15/2026	250,000	251,738	1.7%
Meridian ID Free Library District	5.00% due 08/01/2015	100,000	101,824	0.7%
Minidoka & Jerome Cos. ID JSD #331[1]	4.50% due 08/15/2018	75,000	80,103	0.5%
Minidoka & Jerome Cos. ID JSD #331[1]	4.50% due 08/15/2020	75,000	78,782	0.5%
Minidoka & Jerome Cos. ID JSD #331	4.375% due 08/15/2024	225,000	230,332	1.5%
Minidoka & Jerome Cos. ID JSD #331	4.50% due 08/15/2025	160,000	162,643	1.1%
Nampa ID Series B	5.00% due 08/01/2020	200,000	217,206	1.4%
Owyhee & Elmore Cos. ID JSD #365	4.00% due 08/15/2027	350,000	366,240	2.4%
Payette Co. ID SCD #373	5.00% due 09/15/2024	350,000	365,775	2.4%
Twin Falls & Gooding Cos. JSD #412	4.125% due 09/01/2023	100,000	107,644	0.7%
Twin Falls Co. ID SCD #411	4.30% due 09/15/2025	120,000	122,873	0.8%
Twin Falls Co. ID SCD #414 Kimberly	4.25% due 09/15/2028	445,000	463,450	3.0%
Valley & Adams Cos. ID JSD #421	4.50% due 08/01/2022	135,000	149,481	1.0%
Valley & Adams Cos. ID JSD #421	4.50% due 08/01/2024	290,000	321,108	2.1%
Valley & Adams Cos. ID JSD #421	3.00% due 08/01/2026	220,000	188,947	1.2%
		8,585,000	8,951,556	58.8%

Medical/Hospitals
Idaho Health Facility Authority Revenue	6.00% due 12/01/2023	200,000	227,836	1.5%
Idaho Health Facility Authority Revenue	6.25% due 12/01/2033	115,000	126,145	0.8%
		315,000	353,981	2.3%

Municipal Leases
Nez Perce County ID COPS	4.50% due 02/01/2021	150,000	150,699	1.0%
		150,000	150,699	1.0%

Pollution Control
Caldwell ID Sewer Revenue	4.50% due 09/01/2019	100,000	110,183	0.7%
Idaho Bond Bank Authority	4.30% due 09/01/2022	135,000	137,265	0.9%
Idaho Bond Bank Authority[1]	4.125% due 09/15/2023	75,000	78,427	0.5%
Moscow ID Sewer Revenue	4.45% due 05/01/2028	200,000	204,632	1.4%
		510,000	530,507	3.5%

Power Generation
Idaho Falls ID Electric Revenue[1]	6.75% due 04/01/2019	90,000	98,675	0.7%
		90,000	98,675	0.7%

Real Estate
Idaho State Building Authority Revenue	4.50% due 09/01/2023	110,000	110,000	0.7%
Idaho State Building Authority Revenue	5.00% due 09/01/2032	400,000	416,452	2.8%
Post Falls ID LID SPA	5.00% due 05/01/2021	240,000	233,441	1.5%
		750,000	759,893	5.0%

State Education
Boise State University Revenues	4.50% due 04/01/2027	250,000	254,283	1.7%
Boise State University Revenues	5.00% due 04/01/2034	385,000	387,591	2.5%
Idaho State University Revenues	4.625% due 04/01/2024	220,000	222,763	1.5%
University of Idaho Revenues	5.00% due 04/01/2019	200,000	210,034	1.4%
University of Idaho Revenues	5.00% due 04/01/2020	260,000	272,298	1.8%
University of Idaho Revenues	5.00% due 04/01/2028	225,000	232,625	1.5%
		1,540,000	1,579,594	10.4%

Transportation
Boise ID Airport Parking Facility Revenue	3.00% due 09/01/2028	210,000	167,567	1.1%
Idaho Housing & Finance Association	4.60% due 07/15/2023	250,000	260,480	1.7%
Idaho Housing & Finance Association	5.00% due 07/15/2024	200,000	212,408	1.4%
Idaho Housing & Finance Association[1]	5.00% due 07/15/2027	50,000	51,397	0.3%
		710,000	691,852	4.5%

Urban Renewal
Boise City ID Urban Renewal Agency Lease Revenue	5.00% due 08/15/2020	160,000	169,486	1.1%
Boise City ID Urban Renewal Agency Lease Revenue[1]	5.00% due 08/15/2021	90,000	94,721	0.6%
		250,000	264,207	1.7%

Water Supply
Chubbuck ID Water Revenue	4.00% due 09/01/2025	155,000	157,547	1.0%
Idaho Bond Bank Authority	4.00% due 09/15/2024	100,000	103,651	0.7%
Idaho Bond Bank Authority	5.00% due 09/15/2026	250,000	264,515	1.7%
Pocatello ID Water Revenue	4.50% due 02/01/2024	100,000	101,675	0.7%
Pocatello ID Water Revenue	4.75% due 02/01/2026	350,000	354,424	2.3%
		955,000	981,812	6.4%

Total investments	(Cost = $14,488,963)	$13,945,000	14,460,894	95.0%
Other assets (net of liabilities)			767,561	5.0%
Total net assets			$15,228,455	100.0%
[1]Indicates an odd lot. See note regarding odd lot securities.

Security valuation:

Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at latest bid price.

Debt securities are valued using bid-side valuations provided by an independent service. The service determines valuations using factors such as yields or prices of bonds of comparable quality, type of issue, coupon maturity, ratings, trading activity, and general market conditions.

Fixed-income debt instruments, such as commercial paper, bankers' acceptances and U.S. Treasury Bills, with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Foreign markets may close before the time as of which the Funds' share prices are determined. Because of this, events occurring after the close and before the determination of the Funds' share prices may have a material effect on the values of some or all of the Funds' foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-U.S. securities.

In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

Fair Value Measurements Disclosure:

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 : Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 : Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 : Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 30, 2013 in valuing the Funds' investments carried at value:

Funds	Total	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input

Short – Term Bond

Certificate of Deposit	$222,810	$ –	$222,810	$ –
Corporate Bonds	$6,660,467	$ –	$6,660,467	$ –
Municipal Bonds	$556,183	$ –	$556,183	$ –
Total Assets	$7,439,460	$ –	$7,439,460	$ –

Bond Income
Corporate Bonds	$3,488,842	$ –	$3,488,842	$ –
Foreign Government Bonds	$222,122	$ –	$222,122	$ –
Municipal Bonds	$2,333,050	$ –	$2,333,050	$ –
U.S. Government Bonds	$376,156	$ –	$376,156	$ –
Total Assets	$6,420,170	$ –	$6,420,170	$ –

Core Fund
Common Stocks	$3,603,438	$3,603,438	$ –	$ –
Corporate Bonds	$2,591,261	$ –	$2,591,261	$ –
Municipal Bonds	$214,340	$ –	$214,340	$ –
Total Assets	$6,409,039	$3,603,438	$2,805,601	$ –

Global High Income Fund
Common Stocks	$2,413,662	$1,679,543	$734,119	$ –
Corporate Bonds	$1,649,455	$ –	$1,649,455	$ –
Foreign Government Bonds	$385,809	$ –	$385,809	$ –
Preferred Stocks	$476,200	$476,200	$ –	$ –
Total Assets	$4,925,126	$2,155,743	$2,769,383	$ –

Growth Fund
Common Stocks	$27,303,419	$27,303,419	$ –	$ –
Total Assets	$27,303,419	$27,303,419	$ –	$ –

International Fund
Common Stocks	$144,829,706	$136,204,448	$8,625,258	$ –
Total Assets	$144,829,706	$136,204,448	$8,625,258	$ –

Idaho Tax Exempt Fund
Municipal Bonds	$14,460,894	$ –	$13,830,215	$630,679
Total Assets	$14,460,894	$ –	$13,830,215	$630,679

(1) During the period ended August 30, 2013, no Fund had transfers between Level 1 and Level 2.

Short Term Bond Fund
Level 3 Roll-Forward Municipal Securities
Beginning balance	$ 95,220
Total unrealized gains or losses	$ (220)
Purchases	$ –
Maturity	$ (95,000)
Transfers in and/or out of level 3	$ –
Ending Balance	$ –

Idaho Tax Exempt Fund
Level 3 Roll-Forward Municipal Securities
Beginning balance	$ 713,375
Total unrealized gains or losses	$ (27,696)
Purchases	$ –
Called	$ (55,000)
Transfers in and/or out of level 3	$ –
Ending Balance	$ 630,679

Odd Lots:
The bid-side valuations provided by the independent pricing service are for institutional "round-lot" holdings ("Round Lots"). Round Lots consist of 100 bonds (approximately $100,000 each). Some of a Fund's holdings may consist of less than a Round Lot and are considered "Odd Lots." Odd Lot municipal bonds trade at a discount to Round Lots municipal bonds to compensate for the effect of the fixed costs associated with any trade. To reflect this discount, the Funds apply a discount to the valuation of Odd Lot municipal bonds holdings as shown in the following chart.

Total Face Value	Adjustment to Price
Under $10,000	– 0.750%
$10,000 – $24,999	– 0.625%
$25,000 – $49,999	– 0.500%
$50,000 – $74,999	– 0.375%
$75,000 – $99,999	– 0.250%
$100,000 and up	none

Federal Income Taxes: The cost basis of investments for federal income tax purposes at August 30, 2013 was as follows:

	Short Term Bond	Bond Income	Core	Global High Income	Growth	International	Idaho Tax Exempt
Cost of investments	$7,488,106	$6,263,576	$5,515,407	$4,933,141	$16,460,068	$126,048,065	$14,488,963
Gross tax unrealized appreciation	39,765	273,955	997,196	272,783	11,050,793	35,924,535	365,222
Gross tax unrealized depreciation	(88,411)	(117,361)	(103,564)	(280,798)	(207,442)	(17,142,894)	(393,291)
Net tax unrealized appreciation (depreciation)	$(48,646)	$156,594	$893,632	$(8,015)	$10,843,351	$18,781,641	$(28,069)

Other:
For more information regarding the Sextant Funds please see the Funds' most recent prospectus, summary prospectus, statement of additional information, and annual report on the Funds' website at www.sextantfunds.com.

For more information regarding the Idaho Tax-Exempt Fund please see the most recent prospectus, summary prospectus, statement of additional information, and annual report on the Fund's website at www.idahotaxexemptfund.com.

Investments in the Funds are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. Before investing in any Saturna Investment Trust mutual fund, you should carefully consider the Fund's investment objectives, risks, fees and expenses. To obtain this and other important information about the Sextant Funds in a prospectus or summary prospectus, visit www.sextantfunds.com or call 800-728-8762. To obtain this and other important information about the Idaho Tax-Exempt Fund in a prospectus or summary prospectus, visit www.idahotaxexemptfund.com or call 800-728-8762. Please read the prospectus and summary prospectus carefully before investing.

Item 2. Controls and Procedures

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision of and with the participation of the registrant's management, including the principal executive officer and the principal financial officer, regarding the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures were effective.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occured during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a – 2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SATURNA INVESTMENT TRUST

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: October 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: October 28, 2013

By:

/s/ Christopher Fankhauser
Christopher Fankhauser, Treasurer

Date: October 28, 2013